RELATED PARTY BALANCES AND TRANSACTIONS - Due from related parties, net of allowance for credit loss (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
Related Party Transaction
Total	¥ 27,296		¥ 25,746
Allowance for credit loss	17,190		17,110
Due from Related Parties, Current, Total	¥ 10,106	$ 1,422	¥ 8,636
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Seed sales	¥ 3,451	$ 486	¥ 4,032
Advances for purchases raw materials	21,511	$ 3,027	65,076
Linze Origin Seeds Ltd
Related Party Transaction
Total	45		45
Beijing Shihui
Related Party Transaction
Total	17,140		17,060
Shareholders
Related Party Transaction
Total	2,535		2,842
Seed sales	1,476		926
Advances for business use	1,060		1,514
Beijing Liantaide
Related Party Transaction
Total			1,186
Advances for purchases raw materials			1,186
The Company's Chairman
Related Party Transaction
Total			4,607
Companies controlled by the Company's directors
Related Party Transaction
Total	7,570
The Close family of the Company's Chairman
Related Party Transaction
Total	¥ 6		¥ 6